Description of Organization and Summary of Significant Accounting Policies - Advertising (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
HZO, Inc. and Subsidiaries
Description of Organization and Summary of Significant Accounting Policies
Advertising costs	$ 30,982	$ 56,045	$ 196,398	$ 145,490